Basis of Presentation and Significant Accounting Policies - Allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Shipping, Handling and Transportation Costs	$ 26,641	$ 33,598	$ 33,037
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of year	2,471	2,744	2,829
Add Provision charged to expense	678	184	268
Add Recoveries	26	105	158
Less Charges against allowance	(795)	(562)	(511)
Balance, end of year	$ 2,380	$ 2,471	$ 2,744